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                     [LETTERHEAD OF DORSEY & WHITNEY LLP]

                               BETHANY S. BRAND
                                (612) 940-6319


Securities and Exchange Commission
450 Fifth Street N.W.                           ELECTRONICALLY FILED VIA EDGAR
Washington, D.C. 20549

     Re:  Piper Global Funds Inc.
          File Nos. 33-48299 and 811-06046

Dear Sir or Madam:

          Pursuant to Rule 497(j), Piper Global Funds Inc. certifies that:

          (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #7 filed October 28, 1996); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.


                                       Very truly yours,

                                       /s/ Bethany S. Brand

                                           Bethany S. Brand

cc:  Kathleen Prudhomme
     Kathleen Gorman